Finance Debt - Summarized Information on Current and Non-current Finance Debt (Parenthetical) (Detail)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Weighted Average [member]
Disclosure of detailed information about borrowings [line items]
Average maturity of outstanding debt	9.14 years	8.62 years